UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



    Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Straus Capital Management, L.L.C.

Address:  767 Third Avenue, 21st Floor
          New York, New York 10017



13F File Number: 028-04115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Melville Straus
Title:  Managing Member
Phone:  212-676-5640



Signature, Place and Date of Signing:

/s/ Melville Straus              New York, New York          February 1, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:  $47,621
                                        (thousands)



List of Other Included Managers: NONE


                                                       FORM 13F INFORMATION TABLE
                                                     STRAUS CAPITAL MANAGEMENT, LLC
                                                            December 31, 2012



COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7    COLUMN 8

                                TITLE                  VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION  MANGRS     SOLE     SHARED   NONE
AKAMAI TECHNOLOGIES INC       COM          00971T101     695      17,000  SH           SOLE                17,000     0        0
APPLE INC                     COM          037833100   1,064       2,000  SH           SOLE                 2,000     0        0
AVANIR PHARMACEUTICALS INC    CL A NEW     05348P401     503     192,195  SH           SOLE               192,195     0        0
BARNES & NOBLE INC            COM          067774109     272      18,000  SH           SOLE                18,000     0        0
CARDIOME PHARMA CORP          COM NEW      14159U202     144     372,903  SH           SOLE               372,903     0        0
CHINA INFORMATION TECHNOLOGY  COM          G21174100     415     456,234  SH           SOLE               456,234     0        0
CHINA SHENGDA PACKAGING GROU  COM          16950V107     306     266,320  SH           SOLE               266,320     0        0
CHINA XD PLASTICS CO LTD      COM          16948F107     287      75,000  SH           SOLE                75,000     0        0
CRAY INC                      COM NEW      225223304     319      20,000  SH           SOLE                20,000     0        0
EXFO INC                      SUB VTG SHS  302046107     307      57,500  SH           SOLE                57,500     0        0
FACEBOOK INC                  CL A         30303M102     812      30,500  SH           SOLE                30,500     0        0
FUSION-IO INC                 COM          36112J107     860      37,500  SH           SOLE                37,500     0        0
GOOGLE INC                    CL A         38259P508     707       1,000      PUT      SOLE                 1,000     0        0
GREEN MTN COFFEE ROASTERS IN  COM          393122106     827      20,000  SH           SOLE                20,000     0        0
HALOZYME THERAPEUTICS INC     COM          40637H109   4,692     699,220  SH           SOLE               699,220     0        0
IMMUNOCELLULAR THERAPEUTICS   COM          452536105   1,466     763,465  SH           SOLE               763,465     0        0
INOVIO PHARMACEUTICALS INC    COM          45773H102     826   1,652,696  SH           SOLE             1,652,696     0        0
INTELLIPHARMACEUTICS INTL IN  COM          458173101     821     328,460  SH           SOLE               328,460     0        0
LEXICON PHARMACEUTICALS INC   COM          528872104      66      30,000  SH           SOLE                30,000     0        0
LPATH INC                     COM NEW      548910306   1,010     200,000  SH           SOLE               200,000     0        0
MAKO SURGICAL CORP            COM          560879108   2,377     184,958  SH           SOLE               184,958     0        0
MEDIVATION INC                COM          58501N101   2,814      55,000  SH           SOLE                55,000     0        0
NEKTAR THERAPEUTICS           COM          640268108   2,524     340,643  SH           SOLE               340,643     0        0
NOVADAQ TECHNOLOGIES INC      COM          66987G102   3,550     399,756  SH           SOLE               399,756     0        0
ONCOTHYREON INC               COM          682324108     488     254,155  SH           SOLE               254,155     0        0
ONYX PHARMACEUTICALS INC      COM          683399109   3,172      42,000  SH           SOLE                42,000     0        0
PANDORA MEDIA INC             COM          698354107     367      40,000  SH           SOLE                40,000     0        0
PROCERA NETWORKS INC          COM NEW      74269U203     503      27,100  SH           SOLE                27,100     0        0
PROLOR BIOTECH INC            COM          74344F106   1,355     273,830  SH           SOLE               273,830     0        0
QIAGEN NV                     REG SHS      N72482107   2,497     137,600  SH           SOLE               137,600     0        0
QLIK TECHNOLOGIES INC         COM          74733T105     326      15,000  SH           SOLE                15,000     0        0
RAPTOR PHARMACEUTICAL CORP    COM          75382F106   2,529     432,370  SH           SOLE               432,370     0        0
SENOMYX INC                   COM          81724Q107     480     285,870  SH           SOLE               285,870     0        0
SUNSHINE HEART INC            COM          86782U106   2,248     369,111  SH           SOLE               369,111     0        0
TESLA MTRS INC                COM          88160R101     440      13,000  SH           SOLE                13,000     0        0
THRESHOLD PHARMACEUTICAL INC  COM NEW      885807206   2,143     509,101  SH           SOLE               509,101     0        0
TRANSCEPT PHARMACEUTICALS IN  COM          89354M106   1,405     315,700  SH           SOLE               315,700     0        0
ULTRATECH INC                 COM          904034105     597      16,000  SH           SOLE                16,000     0        0
UNILIFE CORP NEW              COM          90478E103     535     235,612  SH           SOLE               235,612     0        0
UNIVERSAL DISPLAY CORP        COM          91347P105     307      12,000  SH           SOLE                12,000     0        0
ZHONGPIN INC                  COM          98952K107     565      44,000  SH           SOLE                44,000     0        0



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